Unpaid claims (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Roll Forward In Liability For Unpaid Claims And Claims Adjustment Expense [Abstract]
Schedule of Activity in the Liability for Unpaid Claims and Claims Adjustment Expense
Activity in the liability for unpaid claims, including claims adjustment expenses, for the three months ended March 31, 2021 and 2020, is summarized as follows:

Three Months Ended March 31,	2021	2020
	(in thousands)
Beginning of period balance - gross and net	$103,976	$77,886
Incurred related to:
Current year	213,147	146,440
Prior years	1,285	(112)

Total incurred	214,432	146,328
Paid related to:
Current year	130,459	74,502
Prior years	70,367	59,359

Total paid	200,826	133,861

End of period balance - gross and net	$117,582	$90,353

Activity in the liability for unpaid claims, including claims adjustment expenses, is summarized as follows:

Year ended December 31,	2020	2019
	(in thousands)
Gross balance , beginning of year	$77,886	$54,004
Less: reinsurance recoverable, beginning of year	—	(12,344)

Net balance, beginning of year	77,886	41,660
Incurred related to:
Current year	604,183	453,423
Prior years	(13,715)	(2,778)

Total incurred	590,468	450,645

Paid related to:
Current year	501,339	376,677
Prior years	63,039	37,742

Total paid	564,378	414,419

Net balance, end of year	103,976	77,886

Plus: reinsurance recoverable, end of year	—	—

Gross balance , end of year	$103,976	$77,886

Sumarry of Cumulative Incurred Claims

Cumulative incurred claims for the years ended December 31,
(in thousands)				(in thousands, except for number of reported claims)
Incurred year	2018*	2019*	2020	Total IBNR	Number of reported claims
2018 and prior	$552,456	$549,678	$549,649	$2	1,737,684
2019		412,695	399,009	1,130	1,188,472
2020			604,183	102,844	1,433,049

Total	$552,456	$962,373	$1,552,841	$103,976	4,359,205

Summary of Cumulative Net Paid Claims

Cumulative net paid claims through December 31,
(in thousands)
Paid year	2018*	2019*	2020
Incurred year
2018 and prior	$511,459	$550,974	$549,647
2019		343,903	397,879
2020			501,339

Total	$511,459	$894,877	$1,448,865

*	Unaudited supplemental information

Summary of Reconcilation of Claims Incurred and Paid And Unpaid Claims
The reconciliation of net incurred and paid claims development tables to unpaid claims and claims adjustment expenses on the Consolidated Balance Sheets is as follows:

December 31, 2020
(in thousands)
Cumulative incurred claims, net	$1,552,841
Less: cumulative paid claims, net	1,448,865

Net unpaid claims, including claims adjustment expenses	$103,976